FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06135
                                   ---------

                       TEMPLETON INSTITUTIONAL FUNDS, INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 3/31/05
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Institutional Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
MARCH 31, 2005

--------------------------------------------------------------------------------

CONTENTS

TIFI Emerging Markets Series .............................   3
TIFI Foreign Equity Series ...............................   8
TIFI Foreign Smaller Companies Series ....................  14
TIFI Non-U.S. Core Equity Series .........................  19
Notes to Statements of Investments .......................  24





                                 [LOGO OMITTED]
                               FRANKLIN TEMPLETON
                                   INVESTMENTS
                      FRANKLIN o TEMPLETON o MUTUAL SERIES

                                         Quarterly Statements of Investments | 1

                       This page intentionally left blank.

Templeton Institutional Funds, Inc.

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)


---------------------------------------------------------------------------------------------------------------------------
   EMERGING MARKETS SERIES                                     INDUSTRY                    SHARES/RIGHTS          VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 93.3%
   AUSTRIA 2.7%
   Bank Austria Creditanstalt ...............              Commercial Banks                      501,500    $   49,406,946
   OMV AG ...................................                  Oil & Gas                          31,422         9,983,449
                                                                                                            ---------------
                                                                                                                59,390,395
                                                                                                            ---------------

   BELGIUM 1.0%
   Inbev ....................................                  Beverages                         636,400        22,282,208
                                                                                                            ---------------

   BRAZIL 1.7%
   Centrais Eletricas Brasileiras SA ........             Electric Utilities                 523,418,000         6,957,340
   Centrais Eletricas Brasileiras SA
    (Non-Taxable) ...........................             Electric Utilities                 815,670,000        10,841,991
   Embraer-Empresa Bras de Aeronautica SA ...             Aerospace & Defense                     78,058           465,435
   Souza Cruz SA (Non-Taxable) ..............                   Tobacco                        1,354,973        16,239,377
   Unibanco Uniao de Bancos Brasileiros SA,
    GDR .....................................              Commercial Banks                       90,700         3,118,266
                                                                                                            ---------------
                                                                                                                37,622,409
                                                                                                            ---------------

   CHINA 7.0%
a  Air China Ltd., 144A .....................                  Airlines                        3,836,000         1,389,419
   Aluminum Corp. of China Ltd., H ..........               Metals & Mining                   16,768,000         9,674,528
   Anhui Conch Cement Co. Ltd. ..............           Construction Materials                 8,276,000         7,852,143
   China Mobile (Hong Kong) Ltd., fgn. ......     Wireless Telecommunication Services         14,885,000        48,665,932
   China Resources Enterprise Ltd. ..........                Distributors                     14,440,000        19,810,115
   China Travel International Investment Hong
    Kong Ltd. ...............................        Hotels Restaurants & Leisure             32,526,000        10,008,706
a  Chongqing Changan Automobile .............                 Automobiles                      4,085,416         2,058,566
   Denway Motors Ltd. .......................                 Automobiles                     15,481,000         5,458,430
   Huadian Power International Corp. Ltd., H              Electric Utilities                  19,420,000         5,291,078
   Lenovo Group Ltd., H .....................           Computers & Peripherals                2,840,045           964,955
   PetroChina Co. Ltd., H ...................                  Oil & Gas                      36,252,000        22,542,897
   Shanghai Industrial Holdings Ltd. ........          Industrial Conglomerates                5,814,000        12,299,714
   Travelsky Technology Ltd., H .............                 IT Services                      7,810,000         6,508,792
                                                                                                            ---------------
                                                                                                               152,525,275
                                                                                                            ---------------

   CROATIA 0.6%
   Pliva D D, GDR, Reg S ....................               Pharmaceuticals                    1,153,200        12,996,564
                                                                                                            ---------------

   GREECE 1.1%
   Coca-Cola Hellenic Bottling Co., SA ......                  Beverages                         191,000         4,803,288
   Hellenic Telecommunications Organization
    SA (OTE) ................................   Diversified Telecommunication Services           468,640         8,274,084
   Titan Cement Co. .........................           Construction Materials                   304,390        10,093,328
                                                                                                            ---------------
                                                                                                                23,170,700
                                                                                                            ---------------

   HONG KONG 3.0%
   Cheung Kong Holdings Ltd. ................                 Real Estate                      3,165,000        28,101,501
   Cheung Kong Infrastructure Holdings Ltd. .             Electric Utilities                   2,382,000         6,841,098
   Dairy Farm International Holdings Ltd. ...          Food & Staples Retailing                3,171,319         8,689,414
   Guoco Group Ltd. .........................       Diversified Financial Services               648,147         6,523,478
   Henderson Investment Ltd. ................                 Real Estate                      4,558,000         6,311,522
   MTR Corp. Ltd. ...........................                 Road & Rail                      6,045,826         9,301,926
                                                                                                            ---------------
                                                                                                                65,768,939
                                                                                                            ---------------


                                         Quarterly Statements of Investments | 3

Templeton Institutional Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
   EMERGING MARKETS SERIES                                     INDUSTRY                    SHARES/RIGHTS          VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   HUNGARY 3.9%
   Gedeon Richter Ltd. ......................               Pharmaceuticals                      105,988    $   14,547,427
   Matav RT .................................   Diversified Telecommunication Services         3,946,593        18,525,014
   MOL Magyar Olaj-Es Gazipari RT ...........                  Oil & Gas                         650,154        52,282,075
                                                                                                            ---------------
                                                                                                                85,354,516
                                                                                                            ---------------

   INDIA 3.1%
   Gail (India) Ltd. ........................                Gas Utilities                     1,927,980         9,354,069
   Hindustan Lever Ltd. .....................             Household Products                   6,636,800        20,020,570
   Hindustan Petroleum Corp. Ltd. ...........                  Oil & Gas                       2,767,700        19,388,158
   Indian Petrochemicals Corp. Ltd. .........                  Chemicals                         785,000         2,935,999
   Oil & Natural Gas Corp. Ltd. .............                  Oil & Gas                         338,849         6,848,746
   Tata Tea Ltd. ............................                Food Products                       797,625         9,577,892
                                                                                                            ---------------
                                                                                                                68,125,434
                                                                                                            ---------------

   INDONESIA 0.1%
   PT Bank Danamon ..........................              Commercial Banks                    2,780,000         1,394,256
                                                                                                            ---------------

   MALAYSIA 1.1%
   Kuala Lumpur Kepong Bhd. .................                Food Products                       418,486           726,844
   Resorts World Bhd. .......................        Hotels Restaurants & Leisure              3,836,000         9,438,579
   SIME Darby Bhd. ..........................          Industrial Conglomerates                3,895,600         6,099,690
   Tanjong PLC ..............................        Hotels Restaurants & Leisure                587,200         2,039,747
   YTL Corp. Bhd. ...........................     Multi-Utilities & Unregulated Power            584,293           868,751
   YTL Power International Bhd. .............               Water Utilities                    8,677,656         4,384,500
                                                                                                            ---------------
                                                                                                                23,558,111
                                                                                                            ---------------

   MEXICO 3.7%
   Fomento Economico Mexicano SA de CV
    Femsa, ADR ..............................                  Beverages                         428,490        22,945,639
   Kimberly Clark de Mexico SA de CV, A .....             Household Products                  15,955,381        47,839,716
   Telefonos de Mexico SA de CV (Telmex), L,
    ADR .....................................   Diversified Telecommunication Services           266,584         9,205,146
                                                                                                            ---------------
                                                                                                                79,990,501
                                                                                                            ---------------

   PANAMA 0.1%
   Banco Latinoamericano de Exportaciones
    SA, E ...................................              Commercial Banks                      140,400         2,869,776
                                                                                                            ---------------

   PHILIPPINES 1.5%
   San Miguel Corp., B ......................                  Beverages                      21,374,698        31,789,013
                                                                                                            ---------------

   POLAND 3.5%
a  KGHM Polska Miedz SA .....................               Metals & Mining                      380,200         3,706,920
   Polski Koncern Naftowy Orlen SA ..........                  Oil & Gas                       2,328,571        33,612,801
   Telekomunikacja Polska SA ................   Diversified Telecommunication Services         5,635,193        37,996,078
                                                                                                            ---------------
                                                                                                                75,315,799
                                                                                                            ---------------

   RUSSIA 1.6%
   JSC Mining and Smelting Co. Norilsk
    Nickel ..................................               Metals & Mining                      184,400        10,759,740
   Lukoil Holdings, ADR .....................                  Oil & Gas                         172,950        23,417,430
                                                                                                            ---------------
                                                                                                                34,177,170
                                                                                                            ---------------



4 |  Quarterly Statements of Investments

Templeton Institutional Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
   EMERGING MARKETS SERIES                                     INDUSTRY                    SHARES/RIGHTS          VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   SINGAPORE 7.6%
   Comfortdelgro Corp. Ltd. .................                 Road & Rail                     15,612,000    $   15,794,536
   Fraser & Neave Ltd. ......................          Industrial Conglomerates                4,771,318        43,935,321
   Keppel Corp. Ltd. ........................          Industrial Conglomerates                7,921,053        52,304,766
   Singapore Press Holdings Ltd. ............                    Media                         3,232,500         8,929,666
   Singapore Technologies Engineering Ltd. ..             Aerospace & Defense                  9,398,000        14,574,956
   Singapore Telecommunications Ltd. ........   Diversified Telecommunication Services        19,195,428        30,001,941
                                                                                                            ---------------
                                                                                                               165,541,186
                                                                                                            ---------------

   SOUTH AFRICA 9.9%
   Anglo American PLC .......................               Metals & Mining                    2,743,504        64,676,578
   Liberty Group Ltd. .......................                  Insurance                          61,975           643,467
   Nedcor Ltd. ..............................              Commercial Banks                    1,431,799        17,243,822
   Nedcor Ltd., 144A ........................              Commercial Banks                      251,125         3,024,415
   Old Mutual PLC ...........................                  Insurance                      11,589,670        29,459,880
   Remgro Ltd. ..............................       Diversified Financial Services             3,477,813        52,244,755
   SABMiller PLC ............................                  Beverages                       1,546,426        24,271,066
   Sappi Ltd. ...............................           Paper & Forest Products                  917,500        11,226,207
   Sasol Ltd. ...............................                  Oil & Gas                         454,600        10,574,243
a  The Spar Group Ltd. ......................                Distributors                        316,250         1,215,557
                                                                                                            --------------
                                                                                                               214,579,990
                                                                                                            --------------

   SOUTH KOREA 20.7%
   CJ Corp. .................................                Food Products                       387,590        27,502,701
   Daewoo Shipbuilding & Marine Engineering
    Co. Ltd. ................................                  Machinery                       2,043,510        38,359,746
   Hana Bank ................................              Commercial Banks                      804,200        22,130,319
   Hite Brewery Co. Ltd. ....................                  Beverages                         277,400        26,717,641
   Hyundai Development Co. ..................         Construction & Engineering               1,179,110        21,438,364
   Kangwon Land Inc. ........................        Hotels Restaurants & Leisure              1,762,897        26,335,169
   Kia Motors Corp. .........................                 Automobiles                        565,830         7,785,376
   Korea Gas Corp. ..........................                Gas Utilities                       361,170        11,127,941
   LG Chem Ltd. .............................                  Chemicals                         461,590        18,599,695
a  LG Corp. .................................          Industrial Conglomerates                  876,000        21,006,781
   LG Electronics Inc. ......................             Household Durables                     139,830         9,358,647
   LG Household & Health Care Ltd. ..........             Household Products                     373,070        12,136,233
   LG International Corp. ...................      Trading Companies & Distributors              629,590         7,115,759
   LG Petrochemical Co. Ltd. ................                  Chemicals                         285,220         7,414,318
   POSCO ....................................               Metals & Mining                       78,360        15,479,469
   Samsung Electronics Co. Ltd. .............  Semiconductors & Semiconductor Equipment          194,480        95,949,838
   Samsung Fine Chemicals Co. Ltd. ..........                  Chemicals                         848,500        17,261,867
   Samsung Heavy Industries Co. Ltd. ........                  Machinery                       4,320,670        39,066,500
   SK Corp. .................................                  Oil & Gas                         169,490         9,994,496
   SK Telecom Co. Ltd. ......................     Wireless Telecommunication Services            100,779        16,936,815
                                                                                                            ---------------
                                                                                                               451,717,675
                                                                                                            ---------------

   SWEDEN 0.5%
a  Oriflame Cosmetics, IDR ..................              Personal Products                     526,700        10,987,815
                                                                                                            ---------------



                                         Quarterly Statements of Investments | 5

Templeton Institutional Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
   EMERGING MARKETS SERIES                                     INDUSTRY                    SHARES/RIGHTS          VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   TAIWAN 13.3%
   Acer Inc. ................................           Computers & Peripherals                6,786,480    $   10,662,438
   Chunghwa Telecom Co. Ltd. ................   Diversified Telecommunication Services        10,185,000        21,077,319
   D-Link Corp. .............................          Communications Equipment               17,081,488        21,252,915
   Delta Electronics Inc. ...................     Electronic Equipment & Instruments          11,924,661        19,340,766
   Elan Microelectronics Corp. ..............  Semiconductors & Semiconductor Equipment       10,841,178         6,004,525
   Elite Semiconductor Memory Technology
    Inc. ....................................  Semiconductors & Semiconductor Equipment        1,283,000         2,703,967
   Kinpo Electronics Inc. ...................             Office Electronics                   8,776,360         3,885,933
   Lite-On Technology Corp. .................           Computers & Peripherals               17,780,000        19,131,023
   MediaTek Inc. ............................  Semiconductors & Semiconductor Equipment        3,201,000        22,758,332
   Mega Financial Holdings Co. Ltd. .........              Commercial Banks                   41,097,032        26,479,710
   Premier Image Technology Corp. ...........        Leisure Equipment & Products              8,652,000         9,803,733
   President Chain Store Corp. ..............          Food & Staples Retailing                7,844,010        13,369,623
   Siliconware Precision Industries Co. Ltd.   Semiconductors & Semiconductor Equipment        9,059,000         7,864,015
   Sunplus Technology Co. Ltd. ..............  Semiconductors & Semiconductor Equipment        8,203,010        12,315,190
   Synnex Technology International Corp. ....     Electronic Equipment & Instruments           2,213,300         3,386,055
   Taiwan Cellular Corp. ....................     Wireless Telecommunication Services         38,611,878        39,217,295
   Taiwan Semiconductor Manufacturing Co. ...  Semiconductors & Semiconductor Equipment       15,202,000        24,849,330
   UNI-President Enterprises Corp. ..........                Food Products                    38,633,180        17,902,762
   Yuanta Core Pacific Securities Co. .......               Capital Markets                   11,817,321         8,645,631
                                                                                                            ---------------
                                                                                                               290,650,562
                                                                                                            ---------------

   THAILAND 1.4%
   BEC World Public Co. Ltd., fgn. ..........                    Media                         5,417,500         2,063,414
   Kasikornbank Public Co. Ltd., fgn. .......              Commercial Banks                    8,486,500        12,690,702
   Land and House Public Co. Ltd., fgn. .....             Household Durables                   4,872,400         1,083,586
   Siam Cement Public Co. Ltd., fgn. ........           Construction Materials                   210,100         1,417,853
   Siam Commercial Bank Ltd., fgn. ..........              Commercial Banks                      772,000           996,574
   Siam Makro Public Company Ltd., fgn. .....          Food & Staples Retailing                   36,000            51,534
   Thai Airways International Public Co. Ltd.,
    fgn. ....................................                  Airlines                        3,943,700         4,738,085
a  Thai Military Bank Public Co. Ltd., fgn. .              Commercial Banks                   86,332,200         7,900,544
a  True Corp., Public Co. Ltd., rts., 3/28/08      Diversified Telecommunication Services      2,088,420                --
                                                                                                            ---------------
                                                                                                                30,942,292
                                                                                                            ---------------

   TURKEY 2.5%
a  Arcelik AS, Br. ..........................             Household Durables                   4,144,860        23,903,815
   Migros Turk T.A.S. .......................          Food & Staples Retailing                1,805,403        12,547,714
   Tupras-Turkiye Petrol Rafineleri AS ......                  Oil & Gas                         948,100        13,389,065
   Turkiye Is Bankasi AS, C .................              Commercial Banks                      923,229         5,324,352
                                                                                                            ---------------
                                                                                                                55,164,946
                                                                                                            ---------------

   UNITED KINGDOM 1.7%
   HSBC Holdings PLC ........................              Commercial Banks                    1,621,407        25,778,032
   Provident Financial PLC ..................              Consumer Finance                      755,730        10,112,011
                                                                                                            ---------------
                                                                                                                35,890,043
                                                                                                            ---------------

   TOTAL COMMON STOCKS
    (COST $1,430,381,988) ...................                                                                2,031,805,575
                                                                                                            ---------------


6 |  Quarterly Statements of Investments

Templeton Institutional Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
   EMERGING MARKETS SERIES                                     INDUSTRY                    SHARES/RIGHTS          VALUE
---------------------------------------------------------------------------------------------------------------------------
   PREFERRED STOCKS 6.0%
   BRAZIL 6.0%
   Banco Bradesco SA, ADR, pfd. .............              Commercial Banks                    1,527,473    $   44,296,703
   Bradespar SA, pfd. .......................       Diversified Financial Services               196,000         7,476,629
   Cia de Bebidas das Americas (AmBev), ADR,
    pfd. ....................................                  Beverages                         735,200        21,239,928
   Cia Vale do Rio Doce, A, ADR, pfd. .......               Metals & Mining                      784,100        20,833,537
   Petroleo Brasileiro SA, ADR, pfd. ........                  Oil & Gas                         741,487        28,525,005
   Suzano Bahia Sul Papel e Celulose SA, pfd.,
    A .......................................           Paper & Forest Products                  759,823         3,466,159
   Usinas Siderurgicas de Minas Gerais SA,
    pfd. ....................................               Metals & Mining                      239,370         5,154,972
                                                                                                            ---------------
   TOTAL PREFERRED STOCKS (COST $94,188,933)                                                                   130,992,933
                                                                                                            ---------------


                                                                                        ------------------
                                                                                         PRINCIPAL AMOUNT
                                                                                        ------------------
   SHORT TERM INVESTMENT (COST $2,651,575) 0.1%
b  U.S. Treasury Bill, 6/30/05 ..............                                             $    2,670,000         2,652,124
                                                                                                            ---------------
   TOTAL INVESTMENTS (COST $1,527,222,496)
    99.4% ...................................                                                                2,165,450,632
   OTHER ASSETS, LESS LIABILITIES 0.6% ......                                                                   13,912,767
                                                                                                            ---------------
   NET ASSETS 100.0% ........................                                                               $2,179,363,399
                                                                                                            ===============

SEE SELECTED PORTFOLIO ABBREVIATIONS ON PAGE 23.


a Non-income producing.
b A portion or all of the security is traded on a discount basis with no stated coupon rate.




                                             Quarterly Statements of Investments
                                   | See Notes to Statements of Investments. | 7

Templeton Institutional Funds, Inc.

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)


---------------------------------------------------------------------------------------------------------------------------
   FOREIGN EQUITY SERIES                                         INDUSTRY                      SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 90.9%
   AUSTRALIA 2.8%
   Alumina Ltd. ..............................                Metals & Mining                 9,790,288     $   44,543,247
   AMP Ltd. ..................................                   Insurance                    5,184,670         28,354,728
   National Australia Bank Ltd. ..............               Commercial Banks                 2,903,680         63,587,671
   Qantas Airways Ltd. .......................                   Airlines                     9,186,030         25,189,951
                                                                                                            ---------------
                                                                                                               161,675,597
                                                                                                            ---------------


   BERMUDA 1.4%
   ACE Ltd. ..................................                   Insurance                    1,108,930         45,765,541
   XL Capital Ltd., A ........................                   Insurance                      450,020         32,567,948
                                                                                                            ---------------
                                                                                                                78,333,489
                                                                                                            ---------------

   CANADA 2.5%
   Alcan Inc. ................................                Metals & Mining                 1,066,343         40,557,094
   BCE Inc. ..................................    Diversified Telecommunication Services      2,469,060         61,754,570
   BCE Inc. (USD Traded) .....................    Diversified Telecommunication Services          5,920            147,941
a  Celestica Inc. ............................      Electronic Equipment & Instruments            9,815            132,601
   Husky Energy Inc. .........................                   Oil & Gas                    1,328,990         39,920,796
                                                                                                            ---------------
                                                                                                               142,513,002
                                                                                                            ---------------

   CHINA 0.5%
   China Mobile (Hong Kong) Ltd., fgn. .......      Wireless Telecommunication Services       8,492,000         27,764,265
                                                                                                            ---------------

   DENMARK 0.8%
   TDC AS ....................................    Diversified Telecommunication Services        531,490         22,400,280
a  Vestas Wind Systems AS ....................             Electrical Equipment               1,111,445         16,049,468
a  Vestas Wind Systems AS, 144A ..............             Electrical Equipment                 340,168          4,912,088
                                                                                                            ---------------
                                                                                                                43,361,836
                                                                                                            ---------------

   FINLAND 2.8%
   M-real OYJ, B .............................            Paper & Forest Products             2,306,820         13,561,086
   M-real OYJ, B, 144A .......................            Paper & Forest Products             1,922,350         11,300,905
   Stora Enso OYJ, R (EUR/FIM Traded) ........            Paper & Forest Products             1,673,625         23,517,487
   Stora Enso OYJ, R (SEK Traded) ............            Paper & Forest Products             2,814,636         39,510,158
a  UPM-Kymmene Corp. .........................            Paper & Forest Products             3,278,200         72,602,890
                                                                                                            ---------------
                                                                                                               160,492,526
                                                                                                            ---------------

   FRANCE 6.5%
   Accor SA ..................................         Hotels Restaurants & Leisure             494,470         24,203,346
   AXA SA ....................................                   Insurance                    2,311,148         61,566,301
   Michelin SA, B ............................                Auto Components                 1,341,820         88,187,229
   Sanofi-Aventis ............................                Pharmaceuticals                 1,106,500         93,304,415
   Sanofi-Aventis, ADR .......................                Pharmaceuticals                     6,813            288,462
   Suez SA ...................................      Multi-Utilities & Unregulated Power       2,075,810         55,862,250
   Suez SA, ADR ..............................      Multi-Utilities & Unregulated Power           7,250            195,605
   Total SA, B ...............................                   Oil & Gas                      201,687         47,190,936
                                                                                                            ---------------
                                                                                                               370,798,544
                                                                                                            ---------------



8 |  Quarterly Statements of Investments

Templeton Institutional Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
   FOREIGN EQUITY SERIES                                         INDUSTRY                      SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   GERMANY 8.2%
   BASF AG ...................................                   Chemicals                      879,580     $   62,311,612
   BASF AG, ADR ..............................                   Chemicals                        6,430            453,636
   Bayer AG, Br. .............................                   Chemicals                    1,469,460         48,573,727
   Celesio AG ................................       Health Care Providers & Services         1,178,552         95,942,685
   Deutsche Post AG ..........................            Air Freight & Logistics             3,524,380         85,798,914
   E.ON AG ...................................              Electric Utilities                  956,750         81,979,149
a  Merck KGaA ................................                Pharmaceuticals                   392,017         28,208,475
   Muenchener Rueckversicherungs-Gesellschaft                    Insurance                      144,848         17,405,869
   Muenchener Rueckversicherungs-Gesellschaft,
    144A .....................................                   Insurance                       37,999          4,566,205
   Volkswagen AG .............................                  Automobiles                     885,310         42,140,678
                                                                                                            ---------------
                                                                                                               467,380,950
                                                                                                            ---------------

   HONG KONG 1.6%
   Cheung Kong Holdings Ltd. .................                  Real Estate                      54,000            479,457
   Cheung Kong Holdings Ltd., ADR ............                  Real Estate                      31,535            279,994
   Hutchison Whampoa Ltd. ....................           Industrial Conglomerates             5,342,550         45,380,628
   Hutchison Whampoa Ltd., ADR ...............           Industrial Conglomerates                 4,795            203,648
   Swire Pacific Ltd., A .....................           Industrial Conglomerates             5,440,500         43,073,662
   Swire Pacific Ltd., B .....................           Industrial Conglomerates               154,500            229,785
                                                                                                            ---------------
                                                                                                                89,647,174
                                                                                                            ---------------

   INDIA 2.4%
   Housing Development Finance Corp. Ltd. ....          Thrifts & Mortgage Finance            3,668,470         61,030,574
   ICICI Bank Ltd. ...........................               Commercial Banks                 4,935,848         44,414,156
   Satyam Computers Services Ltd. ............                  IT Services                   3,347,536         31,310,096
   Satyam Computers Services Ltd., ADR .......                  IT Services                      47,700          1,114,272
                                                                                                            ---------------
                                                                                                               137,869,098
                                                                                                            ---------------

   ISRAEL 0.7%
a  Check Point Software Technologies Ltd. ....                   Software                     1,811,250         39,376,575
                                                                                                            ---------------

   ITALY 1.8%
   Eni SpA ...................................                   Oil & Gas                    2,745,390         71,283,411
   Riunione Adriatica di Sicurta SpA .........                   Insurance                    1,359,294         31,981,108
                                                                                                            ---------------
                                                                                                               103,264,519
                                                                                                            ---------------

   JAPAN 8.3%
   East Japan Railway Co. ....................                  Road & Rail                       6,228         33,454,518
   Hitachi Ltd. ..............................      Electronic Equipment & Instruments        4,622,000         28,707,004
   Hitachi Ltd., ADR .........................      Electronic Equipment & Instruments            2,275            141,346
   Komatsu Ltd. ..............................                   Machinery                    5,440,000         40,890,049
   Mabuchi Motor Co. Ltd. ....................      Electronic Equipment & Instruments          374,800         22,509,671
   NEC Corp. .................................            Computers & Peripherals             3,873,000         23,404,868
   NEC Corp., ADR ............................            Computers & Peripherals                14,625             88,042
   Nintendo Co. Ltd. .........................                   Software                       318,900         34,795,580
   Nippon Telegraph & Telephone Corp. ........    Diversified Telecommunication Services         10,115         44,240,744
   Nippon Telegraph & Telephone Corp., ADR ...    Diversified Telecommunication Services          6,815            148,908
   Nomura Holdings Inc. ......................                Capital Markets                 1,882,000         26,326,588
   Ono Pharmaceutical Co. Ltd. ...............                Pharmaceuticals                   977,000         50,931,922
   Seiko Epson Corp. .........................            Computers & Peripherals               764,200         28,364,413


                                         Quarterly Statements of Investments | 9

Templeton Institutional Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
   FOREIGN EQUITY SERIES                                         INDUSTRY                      SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   JAPAN (CONT.)
   Sompo Japan Insurance Inc. ................                   Insurance                    6,208,000     $   64,783,661
   Sony Corp. ................................              Household Durables                1,130,000         44,997,669
   Sony Corp., ADR ...........................              Household Durables                    4,405            176,288
   Takeda Pharmaceutical Co. Ltd. ............                Pharmaceuticals                   650,400         30,994,535
                                                                                                            ---------------
                                                                                                               474,955,806
                                                                                                            ---------------

   MEXICO 0.8%
   Telefonos de Mexico SA de CV (Telmex), L, ADR    Diversified Telecommunication Services    1,383,057         47,756,958
                                                                                                            ---------------

   NETHERLANDS 5.2%
   Akzo Nobel NV, ADR ........................                   Chemicals                        5,290            243,234
   CNH Global NV .............................                   Machinery                      271,240          5,096,600
   IHC Caland NV .............................          Energy Equipment & Services             603,625         38,341,295
   ING Groep NV ..............................        Diversified Financial Services          2,548,410         76,971,278
   ING Groep NV, ADR .........................        Diversified Financial Services             12,965            391,932
a  Koninklijke Philips Electronics NV ........              Household Durables                2,735,551         75,354,159
a  Koninklijke Philips Electronics NV (N.Y. shares)         Household Durables                   11,935            328,451
   Unilever NV ...............................                 Food Products                  1,093,340         74,407,723
   Unilever NV (N.Y. shares), ADR ............                 Food Products                      2,540            173,787
   Wolters Kluwer NV .........................                     Media                      1,499,375         27,385,756
                                                                                                            ---------------
                                                                                                               298,694,215
                                                                                                            ---------------

   NEW ZEALAND 0.1%
   Carter Holt Harvey Ltd. ...................            Paper & Forest Products             2,361,750          3,309,891
                                                                                                            ---------------

   NORWAY 1.3%
   Norsk Hydro ASA ...........................                   Oil & Gas                      476,090         39,289,783
   Telenor ASA ...............................    Diversified Telecommunication Services      3,671,250         33,020,048
                                                                                                            ---------------
                                                                                                                72,309,831
                                                                                                            ---------------

   PORTUGAL 0.9%
   Portugal Telecom SA, SGPS .................    Diversified Telecommunication Services      4,496,290         52,689,760
                                                                                                            ---------------

   SINGAPORE 0.9%
   DBS Group Holdings Ltd. ...................               Commercial Banks                 5,624,185         50,766,558
   DBS Group Holdings Ltd., ADR ..............               Commercial Banks                     7,605            274,585
                                                                                                            ---------------
                                                                                                                51,041,143
                                                                                                            ---------------

   SOUTH KOREA 6.0%
   Kookmin Bank ..............................               Commercial Banks                   900,573         40,138,561
   Kookmin Bank, ADR .........................               Commercial Banks                   216,498          9,666,636
   Korea Electric Power Corp. ................              Electric Utilities                1,146,540         29,410,019
   Korea Electric Power Corp., ADR ...........              Electric Utilities                   12,195            163,901
   KT Corp., ADR .............................    Diversified Telecommunication Services        903,955         19,263,281
   LG Electronics Inc. .......................              Household Durables                  938,340         62,801,920
   POSCO .....................................                Metals & Mining                   224,020         44,253,582
   POSCO, ADR ................................                Metals & Mining                     4,080            201,389
   Samsung Electronics Co. Ltd. ..............   Semiconductors & Semiconductor Equipment       270,520        133,465,395
                                                                                                            ---------------
                                                                                                               339,364,684
                                                                                                            ---------------



10 |  Quarterly Statements of Investments

Templeton Institutional Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
   FOREIGN EQUITY SERIES                                         INDUSTRY                      SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   SPAIN 5.3%
   Banco Santander Central Hispano SA ........               Commercial Banks                 4,618,890     $   56,222,051
   Endesa SA .................................              Electric Utilities                1,635,640         36,786,687
   Iberdrola SA, Br. .........................              Electric Utilities                2,011,074         52,608,109
   Repsol YPF SA .............................                   Oil & Gas                    2,520,610         66,721,357
   Telefonica SA .............................    Diversified Telecommunication Services      5,224,173         91,016,534
   Telefonica SA, ADR ........................    Diversified Telecommunication Services          8,550            444,344
                                                                                                            ---------------
                                                                                                               303,799,082
                                                                                                            ---------------

   SWEDEN 7.3%
   Atlas Copco AB, A .........................                   Machinery                    1,540,640         73,759,142
   Autoliv Inc. ..............................                Auto Components                   830,940         39,594,291
   Autoliv Inc., SDR .........................                Auto Components                     9,100            434,382
   Electrolux AB, B ..........................              Household Durables                2,311,080         53,769,611
   Foreningssparbanken AB, A .................               Commercial Banks                 1,405,980         33,208,681
   Nordea Bank AB, FDR .......................               Commercial Banks                 8,593,898         86,949,398
   Securitas AB, B ...........................        Commercial Services & Supplies          1,761,160         28,147,075
   Svenska Cellulosa AB, B ...................            Paper & Forest Products             1,294,903         48,807,939
   Volvo AB, B ...............................                   Machinery                    1,227,585         54,257,229
                                                                                                            ---------------
                                                                                                               418,927,748
                                                                                                            ---------------

   SWITZERLAND 3.7%
   Adecco SA .................................        Commercial Services & Supplies          1,031,040         56,628,764
   Lonza Group AG ............................                   Chemicals                      420,110         25,708,119
   Nestle SA .................................                 Food Products                    246,320         67,386,909
   Nestle SA, ADR ............................                 Food Products                      2,310            157,989
   Swiss Reinsurance Co. .....................                   Insurance                      871,120         62,373,707
   Swiss Reinsurance Co., ADR ................                   Insurance                        3,295            235,928
   UBS AG ....................................                Capital Markets                     4,755            401,322
                                                                                                            ---------------
                                                                                                               212,892,738
                                                                                                            ---------------

   TAIWAN 0.9%
   Chunghwa Telecom Co. Ltd., ADR ............    Diversified Telecommunication Services      1,223,460         25,925,118
   Compal Electronics Inc., 144A .............            Computers & Peripherals             4,003,190         18,734,929
   Compal Electronics Inc., GDR, Reg S .......            Computers & Peripherals             1,061,000          4,965,480
                                                                                                            ---------------
                                                                                                                49,625,527
                                                                                                            ---------------

   UNITED KINGDOM 17.9%
   Amvescap PLC ..............................                Capital Markets                 3,236,560         20,414,679
   BAE Systems PLC ...........................              Aerospace & Defense               5,617,238         27,548,490
   BHP Billiton PLC ..........................                Metals & Mining                 3,138,081         42,166,870
   BP PLC ....................................                   Oil & Gas                    4,940,110         51,209,539
   Brambles Industries PLC ...................        Commercial Services & Supplies          7,121,727         40,781,722
a  British Airways PLC .......................                   Airlines                     9,058,170         45,194,128
a  British Airways PLC, ADR ..................                   Airlines                         8,225            413,142
   British Sky Broadcasting Group PLC ........                     Media                      3,090,910         33,909,876
   Cadbury Schweppes PLC .....................                 Food Products                  5,278,910         52,925,779
   Compass Group PLC .........................         Hotels Restaurants & Leisure          10,312,500         47,067,238
   GKN PLC ...................................                Auto Components                 3,732,700         17,900,566


                                        Quarterly Statements of Investments | 11

Templeton Institutional Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
   FOREIGN EQUITY SERIES                                         INDUSTRY                      SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   UNITED KINGDOM (CONT.)
   GlaxoSmithKline PLC .......................                Pharmaceuticals                 2,274,620     $   52,144,351
   Hanson PLC ................................            Construction Materials              4,059,615         38,399,586
   HSBC Holdings PLC .........................               Commercial Banks                 3,254,421         51,740,598
   HSBC Holdings PLC, ADR ....................               Commercial Banks                     3,790            300,926
   Kidde PLC .................................             Electrical Equipment              13,384,200         42,242,197
   National Grid Transco PLC .................      Multi-Utilities & Unregulated Power       4,569,990         42,363,504
   Pearson PLC ...............................                     Media                      3,511,000         42,798,462
   Rentokil Initial PLC ......................        Commercial Services & Supplies          6,043,130         18,501,825
a  Rolls-Royce Group PLC .....................              Aerospace & Defense              13,555,704         62,510,003
a  Rolls-Royce Group PLC, B ..................              Aerospace & Defense             677,785,200          1,312,965
   Shell Transport & Trading Co. PLC, ADR ....                   Oil & Gas                    1,641,890         89,253,140
   Shire Pharmaceuticals Group PLC ...........                Pharmaceuticals                 2,293,320         26,199,836
   Shire Pharmaceuticals Group PLC, ADR ......                Pharmaceuticals                     8,590            294,465
   Smiths Group PLC ..........................           Industrial Conglomerates             2,637,720         42,447,387
   Standard Chartered PLC ....................               Commercial Banks                 2,715,610         48,858,706
   Vodafone Group PLC ........................      Wireless Telecommunication Services      21,421,260         56,879,917
   Yell Group PLC ............................                     Media                      2,599,590         23,238,260
                                                                                                            ---------------
                                                                                                             1,019,018,157
                                                                                                            ---------------

   UNITED STATES 0.3%
   News Corp. Ltd., A ........................                     Media                      1,089,919         18,441,429
                                                                                                            ---------------

   TOTAL COMMON STOCKS (COST $3,376,973,180) .                                                               5,185,304,544
                                                                                                            ---------------

   PREFERRED STOCKS (COST $99,850) 0.0%B
   BRAZIL
   Cia Vale do Rio Doce, A, ADR, pfd. ........                Metals & Mining                    11,115            295,325
                                                                                                            ---------------



12 |  Quarterly Statements of Investments

Templeton Institutional Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
   FOREIGN EQUITY SERIES                                                             SHARES/PRINCIPAL AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 9.0%
c  Franklin Institutional Fiduciary Trust Money
    Market Portfolio .........................                                              151,437,165     $  151,437,165
d  U.S. Treasury Bills, 5/12/05 - 6/23/05 ....                                              359,595,000        357,776,562
                                                                                                            ---------------

   TOTAL SHORT TERM INVESTMENTS
    (COST $509,179,535) ......................                                                                 509,213,727
                                                                                                            ---------------

   TOTAL INVESTMENTS
    (COST $3,886,252,565) 99.9% ..............                                                               5,694,813,596
   OTHER ASSETS, LESS LIABILITIES 0.1% .......                                                                   7,779,542
                                                                                                            ---------------

   NET ASSETS 100.0% .........................                                                              $5,702,593,138
                                                                                                            ===============

SEE SELECTED PORTFOLIO AND GLOSSARY OF CURRENCY ABBREVIATIONS ON PAGE 23.


a Non-income producing.
b Rounds to less than 0.05% of net assets.
c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.
d A portion or all of the security is traded on a discount basis with no stated coupon rate.


                                             Quarterly Statements of Investments
                                  | See Notes to Statements of Investments. | 13

Templeton Institutional Funds, Inc.

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)


---------------------------------------------------------------------------------------------------------------------------
   FOREIGN SMALLER COMPANIES SERIES                                   INDUSTRY                   SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 91.4%
   AUSTRALIA 6.4%
   APN News & Media Ltd. ........................                     Media                        121,050  $      476,877
   APN News & Media Ltd., 144A ..................                     Media                         19,600          77,214
   Billabong International Ltd. .................        Textiles Apparel & Luxury Goods            91,610         941,165
   Downer EDI Ltd. ..............................        Commercial Services & Supplies            209,600         843,529
   Iluka Resources Ltd. .........................                Metals & Mining                   465,410       2,041,997
   John Fairfax Holdings Ltd. ...................                     Media                        222,990         720,001
   Mayne Group Ltd. .............................       Health Care Providers & Services           205,910         613,954
   Promina Group Ltd. ...........................                   Insurance                      233,590         891,358
                                                                                                            ---------------
                                                                                                                 6,606,095
                                                                                                            ---------------

   BAHAMAS 0.6%
a  Steiner Leisure Ltd. .........................               Specialty Retail                    18,100         591,689
                                                                                                            ---------------

   BELGIUM 1.0%
   Barco NV .....................................      Electronic Equipment & Instruments           13,130       1,067,175
                                                                                                            ---------------

   CANADA 9.7%
   CAE Inc. .....................................              Aerospace & Defense                 224,800       1,111,500
   Domtar Inc. ..................................            Paper & Forest Products                12,800         108,797
a  GSI Lumonics Inc. ............................      Electronic Equipment & Instruments           89,480         804,946
   Laurentian Bank of Canada ....................               Commercial Banks                    40,390         878,298
   Legacy Hotels ................................                  Real Estate                     157,500         901,153
   Linamar Corp. ................................                Auto Components                    91,400         989,987
   MDS Inc. .....................................       Health Care Providers & Services            49,600         720,552
   North West Company Fund ......................        Diversified Financial Services             46,480       1,181,744
a  Precision Drilling Corp. .....................          Energy Equipment & Services              19,040       1,424,714
   Quebecor World Inc. ..........................        Commercial Services & Supplies             60,930       1,428,224
   Transcontinental Inc., B .....................        Commercial Services & Supplies             22,000         466,030
                                                                                                            ---------------
                                                                                                                10,015,945
                                                                                                            ---------------

   CHINA 4.4%
   China Oilfield Services Ltd. .................          Energy Equipment & Services           2,470,000         855,060
   China Pharmaceutical Group Ltd. ..............                Pharmaceuticals                 3,168,000         808,303
   China Power International Development Ltd., 144A             Electric Utilities                 290,000         103,180
   China Resources Power Co. Ltd. ...............              Electric Utilities                1,748,000         823,635
   People's Food Holdings Ltd. ..................                 Food Products                     35,000          25,656
   TCL International Holdings Inc. ..............              Household Durables                3,528,000         886,586
   Travelsky Technology Ltd., H .................                  IT Services                     514,000         428,363
   Weiqiao Textile Co. Ltd. .....................        Textiles Apparel & Luxury Goods           372,000         529,422
   Weiqiao Textile Co. Ltd., 144A ...............        Textiles Apparel & Luxury Goods            82,000         116,701
                                                                                                            ---------------
                                                                                                                 4,576,906
                                                                                                            ---------------

   DENMARK 2.1%
   ISS AS .......................................        Commercial Services & Supplies             12,080         981,473
a  Vestas Wind Systems AS .......................             Electrical Equipment                  68,440         988,286
a  Vestas Wind Systems AS, 144A .................             Electrical Equipment                  14,740         212,848
                                                                                                            ---------------
                                                                                                                 2,182,607
                                                                                                            ---------------




14 |  Quarterly Statements of Investments

Templeton Institutional Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
   FOREIGN SMALLER COMPANIES SERIES                                   INDUSTRY                   SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   FINLAND 4.9%
   Amer Sports Corp. ............................         Leisure Equipment & Products              93,720  $    1,685,048
   Huhtamaki OYJ ................................            Containers & Packaging                 58,260         925,523
   KCI Konecranes International PLC .............                   Machinery                        8,920         369,205
   Metso OYJ ....................................                   Machinery                       67,060       1,200,061
   Orion OYJ ....................................                Pharmaceuticals                    55,430         850,387
                                                                                                            ---------------
                                                                                                                 5,030,224
                                                                                                            ---------------

   GERMANY 1.8%
   Celesio AG ...................................       Health Care Providers & Services             4,710         383,428
a  Jenoptik AG ..................................   Semiconductors & Semiconductor Equipment        94,620       1,042,570
   Vossloh AG ...................................                   Machinery                        8,550         433,358
                                                                                                            ---------------
                                                                                                                 1,859,356
                                                                                                            ---------------

   HONG KONG 10.6%
   Asia Satellite Telecommunications Holdings Ltd.  Diversified Telecommunication Services         264,000         504,343
   ASM Pacific Technology Ltd. ..................   Semiconductors & Semiconductor Equipment       215,000         926,219
   Dah Sing Financial Holdings Ltd. .............               Commercial Banks                   118,000         751,925
   Fountain Set Holdings Ltd. ...................        Textiles Apparel & Luxury Goods         1,280,000         808,262
   Giordano International Ltd. ..................               Specialty Retail                 1,748,000       1,187,827
   Hang Lung Group Ltd. .........................                  Real Estate                     305,000         533,788
   Hopewell Holdings Ltd. .......................         Transportation Infrastructure            329,000         776,157
   Lerado Group Holdings Co. Ltd. ...............         Leisure Equipment & Products           3,815,186         586,993
   Li & Fung Ltd. ...............................                 Distributors                     162,000         294,944
   Moulin International Holdings Ltd. ...........       Health Care Equipment & Supplies         1,680,000       1,206,239
   Ngai Lik Industrial Holding Ltd. .............              Household Durables                2,832,000         771,593
   Techtronic Industries Co. Ltd. ...............              Household Durables                  584,000       1,291,630
   Texwinca Holdings Ltd. .......................        Textiles Apparel & Luxury Goods           611,000         513,120
   Yue Yuen Industrial Holdings Ltd. ............        Textiles Apparel & Luxury Goods           283,000         805,518
                                                                                                            ---------------
                                                                                                                10,958,558
                                                                                                            ---------------

   INDIA 1.3%
   Satyam Computers Services Ltd. ...............                  IT Services                      60,183         562,902
a  Tata Motors Ltd., ADR ........................                   Machinery                       83,060         805,682
                                                                                                            ---------------
                                                                                                                 1,368,584
                                                                                                            ---------------

   INDONESIA 0.5%
   PT Indosat TBK  ..............................    Diversified Telecommunication Services      1,043,900         537,326
                                                                                                            ---------------

   ISRAEL 1.2%
a  Orbotech Ltd. ................................      Electronic Equipment & Instruments           57,880       1,267,572
                                                                                                            ---------------

   JAPAN 6.4%
   Japan Airport Terminal Co. Ltd. ..............         Transportation Infrastructure             80,000         802,014
   Kikkoman Corp. ...............................                 Food Products                     56,000         561,410
   Meitec Corp. .................................        Commercial Services & Supplies             44,200       1,541,621
   Sangetsu Co. Ltd. ............................              Household Durables                   25,300         622,885
   Sohgo Security Services Co. Ltd. .............        Commercial Services & Supplies            111,700       1,607,322
   Tokyo Individualized Educational Institute Inc.       Commercial Services & Supplies            144,940       1,419,258
                                                                                                            ---------------
                                                                                                                 6,554,510
                                                                                                            ---------------



                                        Quarterly Statements of Investments | 15

Templeton Institutional Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
   FOREIGN SMALLER COMPANIES SERIES                                   INDUSTRY                   SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   LUXEMBOURG 0.8%
a  Thiel Logistik AG ............................                  IT Services                     149,260  $      847,463
                                                                                                            ---------------

   MEXICO 1.1%
   Grupo Aeroportuario del Sureste SA de CV, ADR           Transportation Infrastructure            31,810         892,271
   Grupo Continental SA .........................                   Beverages                      116,450         208,201
                                                                                                            ---------------
                                                                                                                 1,100,472
                                                                                                            ---------------

   NETHERLANDS 7.9%
   Aalberts Industries NV .......................           Industrial Conglomerates                29,747       1,536,650
   Arcadis NV ...................................          Construction & Engineering               17,400         355,249
   Draka Holding NV .............................             Electrical Equipment                  75,690       1,089,093
   Draka Holding NV, 144A .......................             Electrical Equipment                  15,715         226,121
   IHC Caland NV ................................          Energy Equipment & Services               6,480         411,599
   Imtech NV ....................................          Construction & Engineering               32,620       1,065,585
   OCE NV .......................................              Office Electronics                   35,590         568,846
   OPG Groep NV .................................       Health Care Providers & Services            24,110       1,540,805
   Vedior NV ....................................        Commercial Services & Supplies             77,790       1,383,507
                                                                                                            ---------------
                                                                                                                 8,177,455
                                                                                                            ---------------

   NORWAY 1.6%
   Prosafe ASA ..................................          Energy Equipment & Services              53,500       1,679,948
                                                                                                            ---------------

   SINGAPORE 2.4%
   Huan Hsin Holdings Ltd. ......................      Electronic Equipment & Instruments          770,000         415,157
   OSIM International Ltd. ......................               Specialty Retail                 1,783,800       1,091,439
   Want Want Holdings Ltd. ......................                 Food Products                  1,061,000         986,730
                                                                                                            ---------------
                                                                                                                 2,493,326
                                                                                                            ---------------

   SOUTH KOREA 4.5%
   Bank of Pusan ................................               Commercial Banks                   159,720       1,262,063
   Daegu Bank Co. Ltd. ..........................               Commercial Banks                   127,000         934,870
   Halla Climate Control Co. Ltd. ...............                Auto Components                   101,640         888,039
   Hansol Paper Co. Ltd. ........................            Paper & Forest Products               136,280       1,546,962
                                                                                                            ---------------
                                                                                                                 4,631,934
                                                                                                            ---------------

   SPAIN 2.9%
   Sol Melia SA .................................         Hotels Restaurants & Leisure             155,230       1,843,209
   Transportes Azkar SA .........................            Air Freight & Logistics               137,090       1,181,764
                                                                                                            ---------------
                                                                                                                 3,024,973
                                                                                                            ---------------

   SWEDEN 2.7%
   D. Carnegie & Co. AB .........................                Capital Markets                    98,970       1,126,822
   Kungsleden AB ................................                  Real Estate                      23,370       1,061,011
   Observer AB ..................................        Commercial Services & Supplies            128,760         610,073
                                                                                                            ---------------
                                                                                                                 2,797,906
                                                                                                            ---------------

   SWITZERLAND 4.0%
   Gurit Heberlein AG, Br. ......................                   Chemicals                        1,150         858,030
   Kuoni Reisen Holding AG, B ...................         Hotels Restaurants & Leisure               1,470         650,084
   Lindt & Spruengli Chocolate Works Ltd. .......                 Food Products                        700       1,033,439


16 |  Quarterly Statements of Investments

Templeton Institutional Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
   FOREIGN SMALLER COMPANIES SERIES                                   INDUSTRY                   SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   SWITZERLAND (CONT.)
   SIG Holding AG ...............................                   Machinery                        3,440  $      736,198
   Vontobel Holding AG ..........................                Capital Markets                    34,920         868,475
                                                                                                            ---------------
                                                                                                                 4,146,226
                                                                                                            ---------------

   TAIWAN 5.8%
a  AcBel Polytech Inc. ..........................             Electrical Equipment                 905,000         937,861
   D-Link Corp. .................................           Communications Equipment             1,100,000       1,368,628
   Fu Sheng Industrial ..........................           Industrial Conglomerates               700,000         952,041
   Giant Manufacturing Co. ......................         Leisure Equipment & Products             434,000         730,083
a  KYE Systems Corp. ............................            Computers & Peripherals             1,024,000         789,793
   Taiwan Fu Hsing ..............................               Building Products                  525,000         601,552
a  Taiwan Green Point Enterprises Co. Ltd. ......           Communications Equipment               151,000         603,885
                                                                                                            ---------------
                                                                                                                 5,983,843
                                                                                                            ---------------

   THAILAND 0.2%
   BEC World Public Co. Ltd., fgn. ..............                     Media                        536,000         204,151
                                                                                                            ---------------

   UNITED KINGDOM 6.6%
   Bodycote International PLC ...................                   Machinery                      378,950       1,238,984
   Bodycote International PLC, 144A .............                   Machinery                       35,200         115,087
   DS Smith PLC .................................            Containers & Packaging                309,210         920,389
   Game Group PLC ...............................               Specialty Retail                    16,000          26,912
   Geest PLC ....................................                 Food Products                    107,710       1,336,375
   Homeserve ....................................        Commercial Services & Supplies             59,846       1,009,441
   John Wood Group ..............................          Energy Equipment & Services             527,020       1,508,959
   Yule Catto & Co. PLC .........................                   Chemicals                      114,786         603,099
                                                                                                            ---------------
                                                                                                                 6,759,246
                                                                                                            ---------------

   TOTAL COMMON STOCKS (COST $74,625,317) .......                                                               94,463,490
                                                                                                            ---------------

   PREFERRED STOCKS 1.6%
   BRAZIL 0.4%
   Aracruz Celulose SA, ADR, pfd. ...............            Paper & Forest Products                11,480         410,984
                                                                                                            ---------------

   GERMANY 1.2%
   Hugo Boss AG, pfd. ...........................        Textiles Apparel & Luxury Goods            40,110       1,237,466
                                                                                                            ---------------

  TOTAL PREFERRED STOCKS (COST $1,049,277) ......                                                                1,648,450
                                                                                                            ---------------



                                        Quarterly Statements of Investments | 17

Templeton Institutional Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
   FOREIGN SMALLER COMPANIES SERIES                                                        PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (COST $3,064,337) 3.0%
b  U.S. Treasury Bills, 4/07/05 - 6/30/05 .......                                             $ 3,080,000   $    3,064,644
                                                                                                            ---------------

   TOTAL INVESTMENTS (COST $78,738,931) 96.0% ...                                                               99,176,584
   OTHER ASSETS, LESS LIABILITIES 4.0% ..........                                                                4,152,145
                                                                                                            ---------------
   NET ASSETS 100.0% ............................                                                           $  103,328,729



SEE SELECTED PORTFOLIO ABBREVIATIONS ON PAGE 23.


a Non-income producing.
b A portion or all of the security is traded on a discount basis with no stated coupon rate.




18 | See Notes to Statements of Investments. |
Quarterly Statements of Investments

Templeton Institutional Funds, Inc.

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)


---------------------------------------------------------------------------------------------------------------------------
   NON-U.S. CORE EQUITY SERIES                                           INDUSTRY                   SHARES         VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 95.7%
   AUSTRALIA 3.0%
   AMP Ltd. ..........................................                   Insurance                     1,370   $     7,492
   Qantas Airways Ltd. ...............................                   Airlines                      4,970        13,629
   QBE Insurance Group Ltd. ..........................                   Insurance                       769         8,845
   Sonic Healthcare Ltd. .............................       Health Care Providers & Services          1,500        13,962
   St. George Bank Ltd. ..............................               Commercial Banks                  1,500        28,388
   Woodside Petroleum Ltd. ...........................                   Oil & Gas                       600        11,262
                                                                                                                -----------
                                                                                                                    83,578
                                                                                                                -----------

   AUSTRIA 0.9%
   Erste Bank der Oester Sparkassen AG ...............               Commercial Banks                    500        26,153
                                                                                                                -----------

   BERMUDA 0.9%
   ACE Ltd. ..........................................                   Insurance                       640        26,413
                                                                                                                -----------

   BRAZIL 0.5%
   Companhia Siderurgica Nacional CSN, ADR ...........                Metals & Mining                    600        14,460
                                                                                                                -----------

   CANADA 2.8%
   Alcan Inc. ........................................                Metals & Mining                    300        11,410
   BCE Inc. ..........................................    Diversified Telecommunication Services       1,060        26,512
   Encana Corp. ......................................                   Oil & Gas                       600        42,381
                                                                                                                -----------
                                                                                                                    80,303
                                                                                                                -----------

   CHINA 1.0%
   China Mobile (Hong Kong) Ltd., fgn. ...............      Wireless Telecommunication Services        4,450        14,549
   Huaneng Power International Inc., H ...............              Electric Utilities                20,000        14,617
                                                                                                                -----------
                                                                                                                    29,166
                                                                                                                -----------

   DENMARK 0.5%
   TDC AS ............................................    Diversified Telecommunication Services         140         5,900
a  Vestas Wind Systems AS ............................             Electrical Equipment                  370         5,343
a  Vestas Wind Systems AS, 144A ......................             Electrical Equipment                  123         1,776
                                                                                                                -----------
                                                                                                                    13,019
                                                                                                                -----------

   FINLAND 0.9%
   Stora Enso OYJ, R (EUR/FIM Traded) ................            Paper & Forest Products              1,820        25,574
                                                                                                                -----------

   FRANCE 5.3%
   Accor SA ..........................................         Hotels Restaurants & Leisure              140         6,853
   AXA SA ............................................                   Insurance                       610        16,250
   Dassault Systemes SA ..............................                   Software                        350        16,515
   Essilor International SA ..........................       Health Care Equipment & Supplies            200        14,453
   Michelin SA, B ....................................                Auto Components                    530        34,833
   Sanofi-Aventis ....................................                Pharmaceuticals                    330        27,827
   Suez SA ...........................................      Multi-Utilities & Unregulated Power        1,190        32,024
                                                                                                                -----------
                                                                                                                   148,755
                                                                                                                -----------

   GERMANY 7.5%
   BASF AG ...........................................                   Chemicals                       350        24,795
   Bayer AG, Br. .....................................                   Chemicals                       510        16,858
   Celesio AG ........................................       Health Care Providers & Services            460        37,447
   Deutsche Post AG ..................................            Air Freight & Logistics              1,520        37,004
   E.ON AG ...........................................              Electric Utilities                   260        22,278
   Puma AG ...........................................        Textiles Apparel & Luxury Goods            120        29,934




                                        Quarterly Statements of Investments | 19

Templeton Institutional Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
   NON-U.S. CORE EQUITY SERIES                                           INDUSTRY                   SHARES         VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   GERMANY (CONT.)
   SAP AG ............................................                   Software                         80    $   12,838
   Siemens AG ........................................           Industrial Conglomerates                100         7,891
   Volkswagen AG .....................................                  Automobiles                      460        21,896
                                                                                                                -----------
                                                                                                                   210,941
                                                                                                                -----------

   HONG KONG 4.3%
   Esprit Holdings ...................................               Specialty Retail                  6,000        40,964
   Sun Hung Kai Properties Ltd. ......................                  Real Estate                    3,500        31,749
   Swire Pacific Ltd., A .............................           Industrial Conglomerates              2,500        19,793
   Television Broadcasts Ltd. ........................                     Media                       3,000        15,117
   Wharf Holdings Ltd. ...............................                  Real Estate                    4,000        12,642
                                                                                                                -----------
                                                                                                                   120,265
                                                                                                                -----------

   IRISH REPUBLIC 1.2%
   Anglo Irish Bank Corp. PLC ........................               Commercial Banks                  1,300        32,558
                                                                                                                -----------

   ISRAEL 1.8%
a  Check Point Software Technologies Ltd. ............                   Software                      1,160        25,218
   Teva Pharmaceutical Industries Ltd., ADR ..........                Pharmaceuticals                    800        24,800
                                                                                                                -----------
                                                                                                                    50,018
                                                                                                                -----------

   ITALY 5.2%
   Arnoldo Mondadori Editore SpA .....................                     Media                       2,100        22,431
   Eni SpA ...........................................                   Oil & Gas                       780        20,253
   Luxottica Group SpA, ADR ..........................        Textiles Apparel & Luxury Goods            700        14,280
   Mediaset SpA ......................................                     Media                       2,000        28,778
   Riunione Adriatica di Sicurta SpA .................                   Insurance                     1,294        30,445
   Saipem SpA ........................................          Energy Equipment & Services            2,500        31,694
                                                                                                                -----------
                                                                                                                   147,881
                                                                                                                -----------

   JAPAN 12.8%
   Acom Co. Ltd. .....................................               Consumer Finance                    300        20,283
   Aiful Corp. .......................................               Consumer Finance                    200        16,003
a  Aiful Corp, New Line ..............................               Consumer Finance                    100         7,834
   Asahi Glass Co. Ltd. ..............................               Building Products                 3,000        31,614
   Canon Inc., ADR ...................................              Office Electronics                   350        18,760
   East Japan Railway Co. ............................                  Road & Rail                        5        26,858
   Fast Retailing Co. Ltd. ...........................               Specialty Retail                    400        24,210
   Fujitsu Ltd. ......................................            Computers & Peripherals              2,000        12,011
   KAO Corp. .........................................              Household Products                   600        13,793
   Mabuchi Motor Co. Ltd. ............................      Electronic Equipment & Instruments           100         6,006
   Mitsui Fudosan Co. Ltd. ...........................                  Real Estate                    2,000        23,482
   Nintendo Co. Ltd. .................................                   Software                        100        10,911
   Nippon Telegraph & Telephone Corp. ................    Diversified Telecommunication Services           6        26,243
   Seiko Epson Corp. .................................            Computers & Peripherals                400        14,847
   Sompo Japan Insurance Inc. ........................                   Insurance                     4,000        41,742
   Sony Corp. ........................................              Household Durables                   900        35,839
   Takeda Pharmaceutical Co. Ltd. ....................                Pharmaceuticals                    200         9,531
   Trend Micro Inc. ..................................                   Software                        500        21,496
                                                                                                                -----------
                                                                                                                   361,463
                                                                                                                -----------



20 |  Quarterly Statements of Investments

Templeton Institutional Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
   NON-U.S. CORE EQUITY SERIES                                           INDUSTRY                   SHARES         VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   MEXICO 2.9%
   America Movil SA de CV, L, ADR ....................      Wireless Telecommunication Services          600    $   30,960
   Grupo Financiero Banorte SA de CV, O ..............               Commercial Banks                  4,500        29,290
   Telefonos de Mexico SA de CV (Telmex), L, ADR .....    Diversified Telecommunication Services         650        22,444
                                                                                                                -----------
                                                                                                                    82,694
                                                                                                                -----------

   NETHERLANDS 4.4%
   Akzo Nobel NV .....................................                   Chemicals                       630        28,763
   IHC Caland NV .....................................          Energy Equipment & Services              410        26,042
   ING Groep NV ......................................        Diversified Financial Services           1,290        38,963
   Koninklijke Philips Electronics NV ................              Household Durables                 1,130        31,127
                                                                                                                -----------
                                                                                                                   124,895
                                                                                                                -----------

   NORWAY 0.9%
   Norske Skogindustrier ASA, A ......................            Paper & Forest Products              1,340        26,748
                                                                                                                -----------

   PORTUGAL 1.0%
   Portugal Telecom SGPS SA ..........................    Diversified Telecommunication Services       2,310        27,070
                                                                                                                -----------

   RUSSIA 0.7%
   Lukoil Holdings, ADR ..............................                   Oil & Gas                       140        18,970
                                                                                                                -----------

   SINGAPORE 0.3%
   DBS Group Holdings Ltd. ...........................               Commercial Banks                  1,000         9,026
                                                                                                                -----------

   SOUTH KOREA 3.7%
   Kookmin Bank, ADR .................................               Commercial Banks                    740        33,041
   KT Corp., ADR .....................................    Diversified Telecommunication Services       1,100        23,441
   POSCO, ADR ........................................                Metals & Mining                    300        14,808
   Samsung Electronics Co. Ltd., GDR, 144A ...........   Semiconductors & Semiconductor Equipment        130        32,142
                                                                                                                -----------
                                                                                                                   103,432
                                                                                                                -----------

   SPAIN 3.8%
   Banco Santander Central Hispano SA ................               Commercial Banks                  2,950        35,908
   Telefonica Moviles SA .............................      Wireless Telecommunication Services        2,000        23,696
   Telefonica SA .....................................    Diversified Telecommunication Services       2,770        48,260
                                                                                                                -----------
                                                                                                                   107,864
                                                                                                                -----------

   SWEDEN 3.2%
   Atlas Copco AB, A .................................                   Machinery                       910        43,567
   Nordea Bank AB, FDR ...............................               Commercial Banks                  2,260        22,866
   Securitas AB, B ...................................        Commercial Services & Supplies             480         7,671
   Volvo AB, B .......................................                   Machinery                       340        15,027
                                                                                                                -----------
                                                                                                                    89,131
                                                                                                                -----------

   SWITZERLAND 4.7%
   Credit Suisse Group ...............................                Capital Markets                    400        17,171
   Lonza Group AG ....................................                   Chemicals                       110         6,731
   Roche Holding AG ..................................                Pharmaceuticals                    100        10,717
   Swiss Reinsurance Co. .............................                   Insurance                       340        24,345
   Syngenta AG .......................................                   Chemicals                       300        31,324
   Synthes Inc. ......................................       Health Care Equipment & Supplies            180        20,013
   UBS AG ............................................                Capital Markets                    250        21,109
                                                                                                                -----------
                                                                                                                   131,410
                                                                                                                -----------



                                        Quarterly Statements of Investments | 21

Templeton Institutional Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
   NON-U.S. CORE EQUITY SERIES                                           INDUSTRY                   SHARES         VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   TAIWAN 1.5%
   Chunghwa Telecom Co. Ltd., ADR ....................    Diversified Telecommunication Services         700    $   14,833
   Compal Electronics Inc., 144A .....................            Computers & Peripherals                400         1,872
   Compal Electronics Inc., GDR, Reg S ...............            Computers & Peripherals              1,000         4,680
   Taiwan Semiconductor Manufacturing Co. Ltd., ADR ..   Semiconductors & Semiconductor Equipment      2,500        21,200
                                                                                                                -----------
                                                                                                                    42,585
                                                                                                                -----------

   UNITED KINGDOM 20.0%
   BAE Systems PLC ...................................              Aerospace & Defense                6,900        33,839
   BG Group PLC ......................................                   Oil & Gas                     2,000        15,544
   BHP Billiton PLC ..................................                Metals & Mining                    837        11,247
   BP PLC ............................................                   Oil & Gas                     1,560        16,171
   Cadbury Schweppes PLC .............................                 Food Products                   3,700        37,096
   Compass Group PLC .................................         Hotels Restaurants & Leisure            2,870        13,099
   Diageo PLC ........................................                   Beverages                     1,800        25,377
   Exel PLC ..........................................            Air Freight & Logistics                500         8,013
   HBOS PLC ..........................................               Commercial Banks                  1,500        23,402
   HSBC Holdings PLC .................................               Commercial Banks                  1,200        19,078
   Man Group PLC .....................................                Capital Markets                    800        20,774
   National Grid Transco PLC .........................      Multi-Utilities & Unregulated Power        2,350        21,784
   Next PLC ..........................................               Multiline Retail                    700        21,061
   Pearson PLC .......................................                     Media                         600         7,314
   Reckitt Benckiser PLC .............................              Household Products                   800        25,430
   Rentokil Initial PLC ..............................        Commercial Services & Supplies           1,570         4,807
   Royal Bank of Scotland Group PLC ..................               Commercial Banks                    800        25,461
   Shell Transport & Trading Co. PLC .................                   Oil & Gas                     2,790        25,046
   Shire Pharmaceuticals Group PLC ...................                Pharmaceuticals                  2,870        32,788
   Smith & Nephew PLC ................................       Health Care Equipment & Supplies          3,500        32,908
   Smiths Group PLC ..................................           Industrial Conglomerates              1,290        20,759
   Standard Chartered PLC ............................               Commercial Banks                  1,630        29,327
   Tesco PLC .........................................           Food & Staples Retailing              5,500        32,898
   The Sage Group PLC ................................                   Software                      5,000        19,017
   Vodafone Group PLC ................................      Wireless Telecommunication Services        3,990        10,595
   WPP Group PLC .....................................                     Media                       2,200        25,051
   Yell Group PLC ....................................                     Media                         670         5,989
                                                                                                                -----------
                                                                                                                   563,875
                                                                                                                -----------
  TOTAL COMMON STOCKS (COST $1,852,213) 95.7% ........                                                           2,698,247
                                                                                                                -----------



22 |  Quarterly Statements of Investments

Templeton Institutional Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
   NON-U.S. CORE EQUITY SERIES                                                                 PRINCIPAL AMOUNT   VALUE
---------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENT (COST $60,687) 2.2%
b  U.S. Treasury Bill, 6/09/05........................                                            $   61,000    $   60,687
                                                                                                                -----------

   TOTAL INVESTMENTS (COST $1,912,900) 97.9% .........                                                           2,758,934
   OTHER ASSETS, LESS LIABILITIES 2.1% ...............                                                              59,654
                                                                                                                -----------
   NET ASSETS 100.0% .................................                                                          $2,818,588
                                                                                                                ===========



CURRENCY ABBREVIATIONS:
EUR - Euro
FIM - Finnish Markka
SEK - Swedish Krona

SELECTED PORTFOLIO ABBREVIATIONS
ADR - American Depositary Receipt
FDR - Foreign Depositary Receipt
GDR - Global Depositary Receipt
IDR - International Depository Receipt
PLC - Public Limited Co.
SDR - Swedish Depository Receipt

a Non-income producing.
b A portion or all of the security is traded on a discount basis with no stated coupon rate.





                                             Quarterly Statements of Investments
                                  | See Notes to Statements of Investments. | 23

Templeton Institutional Funds, Inc.

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)


Templeton Institutional Funds, Inc. is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of four series.


1. INCOME TAXES

At March 31, 2005 the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

                                                   ----------------------------------------------------
                                                         TIFI              TIFI             TIFI
                                                       EMERGING           FOREIGN     FOREIGN SAMALLER
                                                    MARKETS SERIES     EQUITY SERIES  COMPANIES SERIES
                                                   ----------------------------------------------------
 Cost of investments .............................  $1,565,950,372     $3,936,875,666    $78,877,122
                                                   ----------------------------------------------------
 Unrealized appreciation .........................  $  626,737,707     $1,911,259,349    $20,796,585
 Unrealized depreciation .........................      (27,237,447)     (153,321,419)      (497,123)
                                                   ----------------------------------------------------
 Net unrealized appreciation (depreciation) ......  $  599,500,260     $1,757,937,930    $20,299,462
                                                   ----------------------------------------------------

                                                    --------------
                                                         TIFI
                                                      NON-US CORE
                                                     EQUITY SERIES
                                                    --------------
 Cost of investments .............................     $1,925,252
                                                    --------------
 Unrealized appreciation .........................     $  846,283
 Unrealized depreciation .........................        (12,601)
                                                    --------------
 Net unrealized appreciation (depreciation) ......     $  833,682
                                                    --------------







For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.



24 |  Quarterly Statements of Investments





ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INSTITUTIONAL FUNDS, INC.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date May 20, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date May 20, 2005



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date May 20, 2005